Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Account Value	$ 33,245	$ 24,517	$ 20,263	$ 24,056	$ 18,612	$ 16,249	$ 15,678	$ 13,378	$ 11,342	$ 9,879	$ 10,000
Class D
Account Value [Line Items]
Line Graph and Table Measure Name	Class D
Account Value	$ 33,933	24,972	20,598	24,404	18,842	16,415	15,810	13,466	11,389	9,899	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,432	24,729	20,528	24,921	18,898	16,433	15,967	13,579	11,440	9,951	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	$ 25,741	$ 21,165	$ 25,040	$ 19,260	$ 16,727	$ 16,044	$ 13,607	$ 11,472	$ 9,939	$ 10,000